Share-Based Payments - Total Shareholder Return Units Activity (Details) - Total Shareholder Return Units (TSRUs) [Member] shares in Thousands			12 Months Ended
		Oct. 26, 2016 Employee	Dec. 31, 2018 Employee $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares | shares			103,906
Granted, shares | shares			47,755
Vested, shares | shares	[1]		(7,203)
Forfeited, shares | shares			(5,512)
Nonvested, end of period, shares | shares			138,945	103,906
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share)			$ 6.07
Granted, weighted-average grant-date fair value per share (in dollars per share)			7.42	$ 6.23	$ 5.83
Vested, weighted-average grant date fair value per share (in dollars per share)	[1]		6.67
Forfeited, weighted-average grant date fair value per share (in dollars per share)			6.55
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share)			6.48	6.07
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Grant Price [Abstract]
Outstanding, beginning of period, weighted-average exercise price per share (in dollars per share)			32.47
Granted, weighted-average exercise price per share (in dollars per share)			35.75
Forfeited, weighted-average exercise price per share (in dollars per share)	[1]		34.49
Expired, weighted-average exercise price per share (in dollars per share)			33.88
Outstanding, end of period, weighted-average exercise price per share (in dollars per share)			$ 33.44	$ 32.47
Number of shares modified to accelerate vesting | shares			1,700
Number of employees affected by plan modification | Employee		2,900	260

[1]	Includes the modification of approximately 1.7 million TSRUs to approximately 260 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.